Significant Accounting Policies - Summary of Contract Assets and Contract Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Contract With Customer Asset And Liability [Line Items]
Contract liabilities		$ 2,520	$ 2,426
Prepaid expenses and other assets [Member]
Contract With Customer Asset And Liability [Line Items]
Contract assets	[1]	$ 756	$ 728

[1]	Contract assets are included within prepaid expenses and other assets in our consolidated balance sheet.